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                                                        IDS
                                         Global Growth Fund
                                         1998 ANNUAL REPORT
                                       (PROSPECTUS ENCLOSED)

(icon of) Compass

The goal of IDS Global Growth Fund, a part of IDS Global Series, Inc., is long-term capital growth. The Fund invests in a Portfolio composed primarily of equity securities of companies throughout the world.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

American Express Financial Advisors

Distributed by American Express Financial Advisors Inc.

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It's a Big World  After All

No one needs to be told that the world is changing rapidly. For example, some years ago U.S. stocks accounted for about two-thirds of the total value of stocks worldwide. Today, that figure is down to about one-third, as many foreign stock markets have enjoyed explosive growth. Global Growth Fund seeks to take advantage of that trend by investing in companies throughout the world, not just the United States. For the most part, these are foreign companies involved in essential businesses such as infrastructure creation, finance and environmental clean-up. As they prosper, Global Growth offers investors the potential to prosper along with them.

IDS GLOBAL GROWTH FUND   (This annual report is not part of the prospectus.)

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Table of Contents

1998 ANNUAL REPORT
The purpose of the annual report is to tell investors how the Fund performed.

From the Chairman                                        4
From the Portfolio Manager                               4
Fund Facts                                               6
The 10 Largest Holdings                                  7
Making the Most of the Fund                              8
The Fund's Long-term Performance                         9
Independent Auditors' Report (Fund)                     10
Financial Statements (Fund)                             11
Notes to Financial Statements (Fund)                    14
Independent Auditors' Report (Portfolio)                18
Financial Statements (Portfolio)                        19
Notes to Financial Statements (Portfolio)               22
Investments in Securities                               26
Federal Income Tax Information                          34

1998 prospectus
The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

The Fund                                              3p
Goal                                                  3p
Investment Strategy                                   3p
Risks                                                 4p
Past Performance                                      6p
Fees and Expenses                                     8p
Management                                            9p

Buying and Selling Shares                             9p
Valuing Fund Shares                                   9p
Investment Options                                   10p
Purchasing Shares                                    11p
Sales Charges                                        14p
Exchanging/Selling Shares                            18p

Distributions and Taxes                              22p

Personalized Shareholder Information                 24p

Master/Feeder Structure                              25p

About the Company                                    26p

Quick Telephone Reference                            28p

Financial Highlights                                 29p

(This annual report is not part of the prospectus.)       ANNUAL REPORT - 1998

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From the Chairman

If you're an experienced investor, you know that the past 12 months was a highly volatile period in many financial markets. But history tells that substantial market moves are nothing new. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility.

The potential for such volatility reinforces the need for investors to review periodically their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.

William R. Pearce
(picture of) William R. Pearce
William R. Pearce
Chairman of the board

From the Portfolio Manager
A well-positioned portfolio and generally strong stock markets in the U.S. and Europe led to a productive 12 months for IDS Global Growth Fund. Ultimately, for the fiscal year -- November 1997 through October 1998 -- investors in the Fund's Class A shares realized a total return of 17.00%. This figure was well ahead of that generated by the Morgan Stanley Capital International All Country World Free Index, an unmanaged group of stocks commonly used to measure the performance of major worldwide markets.

When the period began last November, the global investment world was still in a state of shock as a result of the financial crisis that first struck Asia in late October. Within a few weeks, though, investors reached the conclusion that the major markets of the U.S. and Europe would likely weather the "Asian flu" with relatively little negative effect. European markets led the way, rallying through the winter and into the summer. The U.S., on the other hand, essentially marked time until February, when it mounted a powerful rally that lasted until mid-July.

IDS GLOBAL GROWTH FUND (This annual report is not part of the prospectus.)

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Within a few weeks, though, the environment became radically different.  Russia, already on shaky economic ground, was forced to devalue its currency, which in turn spawned fear that much of Latin America would soon be forced to follow suit. Then, just as the shock waves from that development had begun to subside a bit, financial markets worldwide were confronted with the possibility that heavy losses in speculative investments made by so-called hedge funds could ultimately cause banks to greatly curtail corporate lending activities.

FALL'S FALL-OUT
The result of all this bad news was widespread stock-selling in all major markets that didn't let up until October. By that time, the Fund was forced to give back more than half of what it earned through July. The period did end on an encouraging note, however, as most major markets bounced back strongly in October, which allowed the Fund's gain to reach well into double digits for the fiscal year as a whole.

I kept most of the portfolio (about 60%) invested in Europe throughout the 12 months, chiefly in the United Kingdom, France, Italy, Germany and the Netherlands. This proved to be productive, as those markets benefited from a trend toward corporate restructuring. The next-biggest exposure (about 40% at the peak) was to the U.S., whose stock market also enjoyed generally rising prices. I maintained only a minimal exposure (about 5%) to the struggling markets of Asia, including Japan, and Latin America.

As the new fiscal year begins, I continue to believe that the best opportunities for gain are in Europe, followed by the U.S., both of which should be able to sustain reasonably good economic growth accompanied by low inflation. Therefore, as of mid-November, those two regions still compromise the great majority of the portfolio's investments.

John O'Brien
(picture of) John O'Brien
John O'Brien
Portfolio Manager

(This annual report is not part of the prospectus.)       ANNUAL REPORT - 1998

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Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
Oct. 31, 1998                                                 $7.80
Oct. 31, 1997                                                 $6.90
Increase                                                      $0.90

Distributions -- Nov. 1, 1997 - Oct. 31, 1998
From income                                                   $0.06
From capital gains                                            $0.18
Total distributions                                           $0.24
Total return*                                                +17.00%**

 Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
Oct. 31, 1998                                                 $7.68
Oct. 31, 1997                                                 $6.79
Increase                                                      $0.89

Distributions -- Nov. 1, 1997 - Oct. 31, 1998
From income                                                   $0.01
From capital gains                                            $0.18
Total distributions                                           $0.19

Total return*                                                +16.13%**

 Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
Oct. 31, 1998                                                 $7.81
Oct. 31, 1997                                                 $6.91
Increase                                                      $0.90

Distributions -- Nov. 1, 1997 - Oct. 31, 1998
From income                                                   $0.07
From capital gains                                            $0.18
Total distributions                                           $0.25

Total return*                                                +17.10%**
*The prospectus discusses the effect of sales charges, if any, on the various classes.
**The  total  return  is  a  hypothetical   investment  in  the  Fund  with  all
distributions reinvested.

IDS GLOBAL GROWTH FUND (This annual report is not part of the prospectus.)

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The 10 Largest Holdings

                                       Percent                 Value
                                   (of net assets)      (as of Oct. 31, 1998)
 Mannesmann (Germany)                    3.55%             $45,420,136
 Credito Italiano (Italy)                3.27               41,814,127
 General Electric (United Kingdom)       3.01               38,506,614
 Novartis (Switzerland)                  2.94               37,661,144
 Orange (United Kingdom)                 2.69               34,420,716
 Telecom Italia (Italy)                  2.53               32,365,644
 Total Petroleum Cl B (France)           2.41               30,895,707
 Banca Intesa (Italy)                    2.37               30,323,821
 Banque Natl de Paris (France)           2.33               29,846,665
 Bayerische Vereinsbank (Germany)        2.20               28,115,568

Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order and lack of similar regulatory requirements followed by U.S. companies.

For further detail about these holdings, please refer to the section entitled "Investments in securities" herein.

(icon of) pie chart

The 10 holdings listed here  make up 27.30% of net assets

(This annual report is not part of the prospectus.)       ANNUAL REPORT - 1998

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Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares fall or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

     Jan  Feb  Mar  Apr  May  Jun
$15                 $16  $18  $20
$10  $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

     Jan  Feb  Mar  Apr  May  Jun
$15
$10  $10  $8             $8   $10
$ 5            $5   $5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

     Jan  Feb  Mar  Apr  May  Jun
$15
$10  $10  $8   $6             $7
$ 5                 $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:
o  your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

IDS GLOBAL GROWTH FUND  (This annual report is not part of the prospectus.)

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The Fund's Long-term Performance

How $10,000 has grown in IDS Global Growth Fund

$30,000


$20,000
                                                                         $18,477
                                                                   Global Growth
                                                                            Fund
                                    Lipper International                 Class A
$10,000                                       Fund Index
                MSCI
          All Country
        World Free Index
$9,500

6/1/90   '90     '91     '92     '93     '94     '95     '96      '97     '98

 Average annual total return (as of Oct. 31, 1998)
             1 year    Since inception (B&Y)  5 years    Since inception (A)
 Class A     +11.15%               --%         +7.11%            +7.56%**
 Class B     +12.13%          +11.58%*            --%               --%
 Class Y     +17.10%          +13.20%*            --%               --%
*Inception date was March 20, 1995.
**Inception date was May 29, 1990.

Assumes: Holding period from 6/1/90 to 10/31/98. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $3,661. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's totalreturn compared to two widely cited unmanaged performance indexes, the MSCIAll Country World Free Index and the Lipper International Fund Index. In comparing IDS Global Growth Fund (Class
A) to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge, up to a maximum 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Morgan Stanley Capital International (MSCI) All Country World Free Index is an unmanaged index compiled from a composite of securities markets of 47 countries, including Canada, the United States and 26 emerging market countries.

Lipper International Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

(This annual report is not part of the prospectus.) ANNUAL REPORT - 1998

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The  financial   statements   contained  in  Post-Effective   Amendment  #31  to
Registration Statement No. 811-5696 filed on or about December 28, 1998, are incorporated herein by reference.

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Federal Income Tax Information

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below were reported to you on Form 1099-DIV, Dividends and Distributions, last January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

IDS Global Growth Fund
Fiscal year ended Oct. 31, 1998

Class A

Income distribution taxable as dividend income, 13.14% qualifying for deduction by corporations.

Payable date                                                   Per share

Dec. 29, 1997                                                   $0.06030

Capital gain distribution taxable as long-term capital gain.

Payable date                                                   Per share

Dec. 29, 1997                                                   $0.17711
Total distributions                                             $0.23741

The distribution of $0.23741 per share, payable Dec. 29, 1997, consisted of $0.06030 derived from net investment income and $0.17711 from net long-term capital gains.

The long-term  capital gains  distribution is divided into two rate  categories:
28% - $0.01576 and 20% - $0.16135.

IDS GLOBAL GROWTH FUND (This annual report is not part of the prospectus.)

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  Class B

Income distribution taxable as dividend income, 13.14% qualifying for deduction by corporations.

Payable date                                                   Per share

Dec. 29, 1997                                                   $0.01171

Capital gain distribution taxable as long-term capital gain.

Payable date                                                   Per share

Dec. 29, 1997                                                   $0.17711
Total distributions                                             $0.18882

The distribution of $0.18882 per share, payable Dec. 29, 1997, consisted of $0.01171 derived from net investment income and $0.17711 from net long-term capital gains.

The long-term  capital gains  distribution is divided into two rate  categories:
28% - $0.01576 and 20% - $0.16135.

Class Y

Income distribution taxable as dividend income, 13.14% qualifying for deduction by corporations.

Payable date                                                   Per share

Dec. 29, 1997                                                   $0.06904

Capital gain distribution taxable as long-term capital gain.

Payable date                                                   Per share

Dec. 29, 1997                                                   $0.17711
Total distributions                                             $0.24615

The distribution of $0.24615 per share, payable Dec. 29, 1997, consisted of $0.06904 derived from net investment income and $0.17711 from net long-term capital gains.

The long-term  capital gains  distribution is divided into two rate  categories:
28% - $0.01576 and 20% - $0.16135.

(This annual report is not part of the prospectus.)       ANNUAL REPORT - 1998

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S-6334 M (12/98)

IDS Global Growth Fund
IDS Tower 10
Minneapolis, MN 55440-0010

AMERICAN EXPRESS Financial Advisors (logo)

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STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   Headings.                                   2)  The headings in the
                                                     annual report are
                                                     placed in a blue strip
                                                     at the top of the page.

3)   There are pictures, icons                   3)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.

4)   Footnotes for charts and                    4)  The footnotes for each
     graphs are described at                         chart or graph are typed
     the left margin.                                below the description of
                                                     the chart or graph.